Condensed Financial Information of Registrant - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 31, 2011 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 12, 2012 Luxco owned [Member]	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Dec. 31, 2012 Nielsen's common stock [Member] USD ($)	Mar. 31, 2012 Nielsen's common stock [Member] USD ($)	Jan. 12, 2012 Luxco and certain Nielsen employees [Member] USD ($)
Short-term loan with subsidiaries			$ 6,000,000
Maturity date of short-term loan		December 2013	June 2012
Interest rate of short-term loan		2.99%	3.01%					3.47%		7.70%
Amounts receivable from subsidiary		7,000,000
Net cash payment received associated with the sale of shares of common stock in conjunction with acquisitions made by subsidiaries			5,000,000
Initial public offering	82,142,858
Par value of common stock				€ 0.07
Proceeds from initial public offering, net	1,801,000,000
Underwriting discounts	88,000,000
Common stock, price per share in initial public offering	$ 23.00
Number of shares owned		362,519,883	359,647,605		276,059,333	276,156,839							195,463,201	236,266,399	270,746,445
Percentage of owned shares													52.00%	65.00%	75.00%
Number of shares offered through public offering		362,733,010	360,107,359													34,500,000	34,500,000	40,814,883
common stock par value																$ 30.25	$ 30.25	$ 32.55
Issuance of Mandatory Convertible Subordinated Bonds											288,000,000	288,000,000
Interest rate of bonds issued											6.25%	6.25%
Proceeds from issuance of bonds											277,000,000	277,000,000
Underwriter discounts on issue of bonds											11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date											Feb. 01, 2013	Feb. 01, 2013
Bonds converted to common stock							10,416,700		12,499,925
Bond conversion date	Feb. 01, 2013
Conversion rate	$ 50	$ 0.5000
Number of shares issued per bond conversion							1.8116	1.8116	2.1739	2.1739
Threshold appreciation price per share	$ 27.6	$ 27.60
Initial price per share	$ 23.00
Advisory Agreements net proceeds		$ 2,078,000,000
Cash dividends declared		$ 0.16
Dividends payable date		Mar. 20, 2013